November 22, 2011

United States Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Judiciary Plaza

Washington, D.C. 20549

RE:	Advisers Investment Trust; 333-173080 and 811-22538

Ladies and Gentlemen:

On behalf of Advisers Investment Trust (the “Registrant”), an Ohio business trust, we hereby file Pre-Effective Amendment No. 2 (the “Amendment”) to a registration statement on Form N-IA filed on March 25, 2011. This Amendment also is being filed to respond to staff comments.

The Trust requests that the registration statement be made effective on or before December 1, 2011. An acceleration request was previously submitted with Pre-Effective Amendment No. 1.

The Trust has authorized me to convey to you that the Trust acknowledges the following:

1.	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.	The action of the Commission or the staff, acting pursuant to delegated authority, in declare the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions concerning this request please contact Michael V. Wible at (614) 469-3297.

Best regards,

/s/ Michael V. Wible
Michael V. Wible

cc:	Scott Englehart
Dina	Tantra

THOMPSON HINE LLP ATTORNEYS AT LAW	41 South High Street Suite 1700 Columbus, Ohio 43215-6101	www.ThompsonHine.com Phone 614.469.3200 Fax 614.469.3361